Schedule of Operating Results for Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue	$ 1,379	$ 7,439	$ 7,361	$ 21,564	$ 34,161	$ 75,496
Total consolidated gross profit	(25)	6,132	4,119	14,442	23,994	15,422
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue	1,379	7,211	4,672	20,851	24,001	54,427
Total consolidated gross profit	(16)	5,951	1,919	13,625	15,852	12,195
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue		47	2,689	245	1,058	4,128
Total consolidated gross profit	(10)	13	2,199	312	949	983
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated revenue		181		468	9,102	16,941
Total consolidated gross profit	$ 1	$ 168	$ 1	$ 505	$ 7,193	$ 2,244